Earnings per share (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Mar. 30, 2015	Jun. 22, 2009 $ / shares
Class of Stock [Line Items]
Preferred stock, dividend payment basis as compared to common shareholders				1
Options outstanding (in shares) | shares	2,600	2,900	3,100
Average number of outstanding awards of unvested shares (in shares) | shares	800	900	1,000
Antidilutive securities excluded from computation of earnings per share, amount (in shares) | shares	430	430	430
Antidilutive securities excluded from computation of earnings per share, exercise price (in dollars per share)	$ 34.72	$ 34.72	$ 34.89
Net income | $	$ 115,942	$ 77,739	$ 108,159
Less: Preference dividends declared and guarantee fee | $	(15,655)	(16,455)	(16,546)
Premium paid on repurchase of preference shares | $	(41,913)	(28)	(96)
Net income attributable to common shareholders | $	58,374	61,256	91,517
Less: Dividend paid on common shares | $	(19,346)	(24,708)	(27,088)
Less: Dividend paid on contingent value convertible preference shares | $	0	(138)	(352)
Undistributed earnings attributable for participating shares | $	$ 39,028	$ 36,410	$ 64,077
Basic Earnings Per Share
Basic Earnings Per Share (in dollars per share)	$ 1.20	$ 1.25	$ 1.67
Diluted Earnings Per Share
Diluted Earnings Per Share (in dollars per share)	1.18	$ 1.23	$ 1.65
Common Stock
Class of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share, exercise price (in dollars per share)	$ 34.72				$ 70.10
Basic Earnings Per Share
Weighted average number of shares issued | shares	49,128	49,842	54,994
Weighted average number of common shares held as treasury stock | shares	(506)	(1,079)	(934)
Weighted average number of participating shares (in thousands) | shares	48,622	48,763	54,060
Allocation of undistributed earnings - Basic | $	$ 39,028	$ 36,292	$ 63,259
Distributed earnings per share (in dollars per share)	$ 0.40	$ 0.50	$ 0.50
Undistributed earnings per share (in dollars per share)	0.80	0.75	1.17
Basic Earnings Per Share (in dollars per share)	$ 1.20	$ 1.25	$ 1.67
Diluted Earnings Per Share
Adjusted weighted average number of participating shares outstanding | shares	48,622	48,763	54,060
Net dilution impact related to options to purchase common shares | shares	607	472	393
Net dilution impact related to awards of unvested common shares | shares	382	609	496
Weighted average number of diluted participating shares (in thousands) | shares	49,611	49,844	54,949
Allocation of undistributed earnings - Diluted | $	$ 39,028	$ 36,294	$ 63,272
Distributed earnings per share (in dollars per share)	$ 0.40	$ 0.50	$ 0.50
Undistributed earnings per share (in dollars per share)	0.78	0.73	1.15
Diluted Earnings Per Share (in dollars per share)	$ 1.18	$ 1.23	$ 1.65
Contingent value convertible preference shares
Basic Earnings Per Share
Weighted average number of shares issued | shares		159	699
Weighted average number of participating shares (in thousands) | shares		159	699
Allocation of undistributed earnings - Basic | $		$ 118	$ 818
Distributed earnings per share (in dollars per share)		$ 0.20	$ 0.50
Undistributed earnings per share (in dollars per share)		0.19	1.17
Basic Earnings Per Share (in dollars per share)		$ 0.39	$ 1.67
Diluted Earnings Per Share
Adjusted weighted average number of participating shares outstanding | shares		159	699
Weighted average number of diluted participating shares (in thousands) | shares		159	699
Allocation of undistributed earnings - Diluted | $		$ 116	$ 805
Distributed earnings per share (in dollars per share)		$ 0.20	$ 0.50
Undistributed earnings per share (in dollars per share)		0.19	1.15
Diluted Earnings Per Share (in dollars per share)		$ 0.39	$ 1.65